Leases, Lease Arrangements as Lessee (Details)		12 Months Ended
	Dec. 10, 2020 USD ($) Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Bareboat Chartered-in Vessels [Abstract]
Operating lease ROU asset		$ 28,708,000	$ 37,279,000
Discount rate used to calculate present value of lease payments		6.72%
Revenue generated from vessels under operating leases		$ 73,362,000	56,367,000	$ 60,222,000
Future Minimum Operating Lease Payments [Abstract]
Short-term lease liability		8,610,000	9,815,000
Long-term lease liability		15,338,000	23,948,000
Original Terms Greater than 12 Months [Member]
Bareboat Chartered-in Vessels [Abstract]
Revenue generated from vessels under operating leases		$ 17,625,000	17,887,000
Navigare Lease [Member]
Bareboat Chartered-in Vessels [Abstract]
Term of lease		5 years
Daily bareboat hire rate for first two years		$ 16,750
Daily bareboat hire rate for next two years		14,000
Daily bareboat hire rate for fifth year		$ 10,000
Minimum percentage of voting rights		50.10%
Minimum liquidity requirement		$ 4,000,000
Operating lease ROU asset	$ 45,765,000
Operating lease liability	43,759,000	23,948,000
Initial direct costs	1,666,000
Loss on sale of vessels	$ (340,000)	(10,688,000)
Number of vessels sold | Vessel	2
Cash paid for operating leases		12,083,000	$ 12,228,000
Future Minimum Operating Lease Payments [Abstract]
2023		10,220,000
2024		10,038,000
2025		6,777,000
Total		27,035,000
Less imputed interest		(3,087,000)
Total Lease Liability	$ 43,759,000	23,948,000
Short-term lease liability		8,610,000
Long-term lease liability		$ 15,338,000
Average remaining lease term		35 months 6 days